Financial Instruments - Additional Information (Detail) (Tanker Investments Ltd [Member], USD $)	6 Months Ended
	Jun. 30, 2014	Jan. 31, 2014
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of stock purchase warrants	1	1
Warrant [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fixed price of stock purchase warrants, per share	$ 10	$ 10
Volatility rate	54.10%
Maximum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant	750,000	750,000